Financial Instruments (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Text block [abstract]
Summary of Carrying Amounts and Fair Value of Financial Assets and Liabilities
The following tables present information about PEMEX’s carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy, as of December 31, 2020 and 2019. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.
Additionally, as of December 31, 2020 and 2019, the disclosure of the fair value of lease liabilities is also not required.

	Carrying amount						Fair value hierarchy
As of December 31, 2020	FVTPL	FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total

Financial assets measured at fair valu e
Derivative financial instruments	25,947,993	—	—	—	—	25,947,993	—	25,947,993	—	25,947,993
Equity instruments(i)	—	—	384,665	—	—	384,665	—	384,665	—	384,665

Total	25,947,993	—	384,665	—	—	26,332,658

Financial assets not measured at fair value
Cash and cash equivalents	—	—	—	39,989,781	—	39,989,781	—	—	—	—
Customers	—	—	—	68,382,413	—	68,382,413	—	—	—	—
Other non-financing accounts receivable	—	—	—	1,944,413	—	1,944,413	—	—	—	—
Officials and employees	—	—	—	3,539,505	—	3,539,505	—	—	—	—
Sundry debtors	—	—	—	28,076,118	—	28,076,118	—	—	—	—
Investments in joint ventures and associates	—	—	—	12,015,129	—	12,015,129	—	—	—	—
Notes receivable	—	—	—	886,827	—	886,827	—	—	—	—
Government Bonds	—	—	—	129,549,519	—	129,549,519	129,320,536	—	—	129,320,536
Other assets	—	—	—	3,824,923	—	3,824,923	—	—	—	—

Total	—	—	—	288,208,618	—	288,208,618

Financial liabilities measured at fair value
Derivative financial instruments	(9,318,015)	—	—	—	—	(9,318,015)	—	(9,318,015)	—	(9,318,015)

Total	(9,318,015)	—	—	—	—	(9,318,015)

Financial liabilities not measured at fair value
Suppliers	—	—	—	—	(281,978,041)	(281,978,041)	—	—	—	—
Accounts and accrued expenses payable	—	—	—	—	(30,709,497)	(30,709,497)	—	—	—	—
Leases	—	—	—	—	(63,184,128)	(63,184,128)	—	—	—	—
Debt	—	—	—	—	(2,258,727,317)	(2,258,727,317)	—	(2,232,694,117)	—	(2,232,694,117)

Total	—	—	—	—	(2,634,598,983)	(2,634,598,983)

(i)	Refers to the participation in TAG Pipelines Sur, S. de R.L. de C.V.

	Carrying amount						Fair value hierarchy
As of December 31, 2019	FVTPL	FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	11,496,330	—	—	—	—	11,496,330	—	11,496,330	—	11,496,330
Equity instruments (i)	—	—	346,563	—	—	346,563	—	346,563	—	346,563

Total	11,496,330	—	346,563	—	—	11,842,893

Financial assets not measured at fair value
Cash and cash equivalents	—	—	—	60,621,631	—	60,621,631	—	—	—	—
Customers	—	—	—	89,263,870	—	89,263,870	—	—	—	—
Officials and employees	—	—	—	3,667,242	—	3,667,242	—	—	—	—
Sundry debtors	—	—	—	27,748,849	—	27,748,849	—	—	—	—
Investments in joint ventures and associates	—	—	—	14,874,579	—	14,874,579	—	—	—	—
Notes receivable	—	—	—	127,475,276	—	127,475,276	—	—	—	—
Other assets	—	—	—	3,451,096	—	3,451,096	—	—	—	—

Total	—	—	—	327,102,543	—	327,102,543

Financial liabilities measured at fair value
Derivative financial instruments	(16,650,171)	—	—	—	—	(16,650,171)	—	(16,650,171)	—	(16,650,171)

Total	(16,650,171)	—	—	—	—	(16,650,171)

Financial liabilities not measured at fair value
Suppliers	—	—	—	—	(208,034,407)	(208,034,407)	—	—	—	—
Accounts and accrued expenses payable	—	—	—	—	(26,055,151)	(26,055,151)	—	—	—	—
Leases	—	—	—	—	(68,148,627)	(68,148,627)	—	—	—	—
Debt	—	—	—	—	(1,983,174,088)	(1,983,174,088)	—	(2,035,079,540)	—	(2,035,079,540)

Total	—	—	—	—	(2,285,412,273)	(2,285,412,273)

(i)	Refers to the participation in TAG Pipelines Sur, S. de R.L. de C.V.

Summary of Monetary Assets and Liabilities Denominated In Foreign Currency
As of December 31, 2020 and 2019, PEMEX has monetary assets and liabilities denominated in foreign currency as indicated below:

	As of December 31, 2020
	Foreign currency
	Assets	Liabilities	Net position Asset/(Liability)	Exchange rate	Equivalent to Mexican peso
U.S. dollar	7,293,404	87,866,609	(80,573,205)	19.9487	Ps.	(1,607,330,695)
Euro	2,564	13,501,943	(13,499,379)	24.4052		(329,455,044)
Pounds sterling	30	819,590	(819,560)	27.2579		(22,339,485)
Japanese yen	—	110,165,166	(110,165,166)	0.1933		(21,294,927)
Swiss francs	—	515,348	(515,348)	22.5720		(11,632,435)

Total					Ps.	(1,992,052,586)

	As of December 31, 2019
	Foreign currency
	Assets	Liabilities	Net position Asset /(Liability)	Exchange rate	Equivalent to Mexican peso
U.S. dollar	11,817,320	76,053,967	(64,236,647)	18.8452	Ps. (1,210,552,460)
Euro	1,974	27,932,908	(27,930,934)	21.1537	(590,842,599)
Pounds sterling	29	1,575,918	(1,575,889)	24.9586	(39,331,983)
Japanese yen	—	221,975,145	(221,975,145)	0.1734	(38,490,490)
Swiss francs	—	1,666,864	(1,666,864)	19.4596	(32,436,507)

Total					Ps. (1,911,654,039)